EARNINGS PER SHARE (Schedule of Data Relating to Net Income (Loss) and Weighted Average Number of Shares) (Details) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Profit for the year	₪ 19	[1]	₪ 57	₪ 114
Weighted average number of shares used in computation of basic EPS (in thousands)	162,831		165,979	162,733
Add - net additional shares from assumed exercise of employee stock options and restricted shared (in thousands)	777		983	1,804
Weighted average number of shares used in computation of diluted EPS (in thousands)	163,608		166,962	164,537
Number of options and restricted shares not taken into account in computation of diluted earnings per share, because of their anti-dilutive effect (in thousands)	8,952		9,609	5,650

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.